DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 7.1%
Capcom Co. Ltd.	14,100	$595,321
CyberAgent, Inc.	34,100	217,497
Dentsu Group, Inc.	16,736	500,947
Hakuhodo DY Holdings, Inc.	18,380	174,774
KDDI Corp.	120,915	3,594,332
Koei Tecmo Holdings Co. Ltd.	9,840	153,016
Konami Group Corp.	8,164	474,482
Nexon Co. Ltd.	27,564	560,203
Nintendo Co. Ltd.	83,910	3,614,310
Nippon Telegraph & Telephone Corp.	2,412,900	2,791,100
SoftBank Corp.	232,400	2,667,501
SoftBank Group Corp.	83,186	3,742,069
Square Enix Holdings Co. Ltd.	6,600	250,854
Toho Co. Ltd.	8,998	343,544
Z Holdings Corp.	215,928	649,736

(Cost $20,491,358)		20,329,686

Consumer Discretionary - 18.6%
Aisin Corp.	11,923	398,840
Bandai Namco Holdings, Inc.	48,521	1,127,860
Bridgestone Corp.	46,207	1,797,847
Denso Corp.	35,010	2,396,403
Fast Retailing Co. Ltd.	14,118	3,248,707
Honda Motor Co. Ltd.	124,545	4,025,809
Iida Group Holdings Co. Ltd.	12,866	211,125
Isuzu Motors Ltd.	47,295	607,867
Koito Manufacturing Co. Ltd.	16,244	276,381
Mazda Motor Corp.	45,004	474,027
McDonald’s Holdings Co. Japan Ltd.	7,019	279,322
Nissan Motor Co. Ltd.	187,847	801,508
Nitori Holdings Co. Ltd.	6,447	736,445
Open House Group Co. Ltd.	6,300	213,298
Oriental Land Co. Ltd.	88,125	3,179,272
Pan Pacific International Holdings Corp.	30,800	614,857
Panasonic Holdings Corp.	178,644	2,062,151
Rakuten Group, Inc.	119,538	466,913
Sekisui Chemical Co. Ltd.	31,452	483,361
Sekisui House Ltd.	47,852	976,971
Sharp Corp.*	21,755	134,108
Shimano, Inc.	6,184	909,568
Sony Group Corp.	101,893	8,505,382
Subaru Corp.	49,817	961,963
Sumitomo Electric Industries Ltd.	58,013	711,930
Suzuki Motor Corp.	29,789	1,174,198
Toyota Motor Corp.	857,165	14,816,798
USS Co. Ltd.	16,218	283,630
Yamaha Corp.	11,307	349,635
Yamaha Motor Co. Ltd.	24,124	626,582
Zensho Holdings Co. Ltd.	7,500	353,930
ZOZO, Inc.	11,334	226,649

(Cost $49,537,549)		53,433,337

Consumer Staples - 6.2%
Aeon Co. Ltd.(a)	52,802	1,095,634
Ajinomoto Co., Inc.	36,401	1,544,406
Asahi Group Holdings Ltd.	38,897	1,517,436
Japan Tobacco, Inc.	96,989	2,127,165
Kao Corp.	37,584	1,456,656
Kikkoman Corp.	11,048	639,819
Kirin Holdings Co. Ltd.	62,589	880,148
Kobayashi Pharmaceutical Co. Ltd.	4,300	212,850
Kobe Bussan Co. Ltd.	12,200	303,879
Kose Corp.	2,788	231,671
MatsukiyoCocokara & Co.	9,100	536,324
MEIJI Holdings Co. Ltd.	18,986	476,558
Nissin Foods Holdings Co. Ltd.	4,970	434,506
Seven & i Holdings Co. Ltd.	60,902	2,503,556
Shiseido Co. Ltd.	32,307	1,313,641
Suntory Beverage & Food Ltd.	11,336	367,283
Unicharm Corp.	32,574	1,301,214
Welcia Holdings Co. Ltd.	7,600	139,860
Yakult Honsha Co. Ltd.	10,438	547,673

(Cost $18,723,010)		17,630,279

Energy - 0.8%
ENEOS Holdings, Inc.	234,237	879,506
Idemitsu Kosan Co. Ltd.	15,060	320,359
Inpex Corp.	78,644	1,099,973

(Cost $2,372,017)		2,299,838

Financials - 11.7%
Chiba Bank Ltd.	42,960	307,521
Concordia Financial Group Ltd.	83,838	372,472
Dai-ichi Life Holdings, Inc.	76,019	1,416,719
Daiwa Securities Group, Inc.	107,744	613,903
GMO Payment Gateway, Inc.	3,600	228,330
Japan Exchange Group, Inc.	41,332	722,412
Japan Post Bank Co. Ltd.	117,925	947,080
Japan Post Holdings Co. Ltd.	181,870	1,396,260
Japan Post Insurance Co. Ltd.	15,600	251,699
Mitsubishi HC Capital, Inc.	63,416	412,719
Mitsubishi UFJ Financial Group, Inc.	922,742	7,379,019
Mizuho Financial Group, Inc.	194,977	3,229,627
MS&AD Insurance Group Holdings, Inc.	34,589	1,245,722
Nomura Holdings, Inc.	242,177	939,113
ORIX Corp.	95,027	1,776,511
Resona Holdings, Inc.	172,876	917,641
SBI Holdings, Inc.	20,399	417,177
Shizuoka Financial Group, Inc.	37,882	308,534
Sompo Holdings, Inc.	24,075	1,050,236
Sumitomo Mitsui Financial Group, Inc.	102,672	4,714,606
Sumitomo Mitsui Trust Holdings, Inc.	26,562	995,151
T&D Holdings, Inc.	39,649	630,454
Tokio Marine Holdings, Inc.	145,613	3,229,617

(Cost $30,429,260)		33,502,523

Health Care - 8.6%
Asahi Intecc Co. Ltd.	18,100	369,103

Astellas Pharma, Inc.	146,135	2,224,241
Chugai Pharmaceutical Co. Ltd.	54,235	1,661,400
Daiichi Sankyo Co. Ltd.	149,483	4,416,835
Eisai Co. Ltd.	20,412	1,298,837
Hoya Corp.	28,586	3,174,039
Kyowa Kirin Co. Ltd.	21,860	401,231
M3, Inc.	35,784	714,106
Olympus Corp.	102,076	1,382,458
Ono Pharmaceutical Co. Ltd.	31,183	591,854
Otsuka Holdings Co. Ltd.	31,500	1,200,722
Shionogi & Co. Ltd.	21,408	944,192
Sysmex Corp.	13,544	721,534
Takeda Pharmaceutical Co. Ltd.	127,823	3,960,453
Terumo Corp.	54,302	1,647,031

(Cost $25,537,705)		24,708,036

Industrials - 23.0%
AGC, Inc.	15,262	536,339
ANA Holdings, Inc.*	13,018	294,369
BayCurrent Consulting, Inc.	10,600	365,221
Central Japan Railway Co.	11,652	1,496,793
Dai Nippon Printing Co. Ltd.	17,743	485,724
Daifuku Co. Ltd.	25,000	462,817
Daikin Industries Ltd.	21,348	3,701,181
East Japan Railway Co.	24,585	1,391,001
FANUC Corp.	76,945	2,196,313
Fuji Electric Co. Ltd.	10,206	482,259
Hankyu Hanshin Holdings, Inc.	18,540	666,444
Hikari Tsushin, Inc.	1,552	258,782
Hitachi Construction Machinery Co. Ltd.	8,420	262,794
Hitachi Ltd.	75,834	5,052,646
Hoshizaki Corp.	8,508	327,116
ITOCHU Corp.	96,088	3,613,825
Japan Airlines Co. Ltd.	11,354	234,189
Kajima Corp.	34,376	574,961
Kawasaki Kisen Kaisha Ltd.	11,100	372,759
Keio Corp.	8,036	278,370
Keisei Electric Railway Co. Ltd.	10,384	398,103
Kintetsu Group Holdings Co. Ltd.	14,810	469,152
Komatsu Ltd.	74,737	2,131,747
Kubota Corp.	81,863	1,313,792
Kurita Water Industries Ltd.	8,442	329,743
Lixil Corp.	23,116	289,874
Makita Corp.	17,744	487,580
Marubeni Corp.	116,687	1,912,369
MINEBEA MITSUMI, Inc.	29,224	497,227
MISUMI Group, Inc.	23,720	414,666
Mitsubishi Corp.	92,991	4,599,218
Mitsubishi Electric Corp.	156,026	2,036,451
Mitsubishi Heavy Industries Ltd.	25,902	1,472,281
Mitsui & Co. Ltd.	106,171	3,963,854
Mitsui OSK Lines Ltd.	27,800	771,166
MonotaRO Co. Ltd.	19,600	231,975
NGK Insulators Ltd.	18,464	245,434
Nidec Corp.	33,690	1,767,223
NIPPON EXPRESS HOLDINGS, Inc.	5,839	303,759
Nippon Yusen KK	39,236	1,047,947
Obayashi Corp.	52,608	476,923
Odakyu Electric Railway Co. Ltd.	25,777	383,745
Persol Holdings Co. Ltd.	14,400	246,936
Recruit Holdings Co. Ltd.	116,491	4,179,408
Secom Co. Ltd.	16,972	1,189,247
SG Holdings Co. Ltd.	25,900	374,539
Shimizu Corp.	44,968	302,795
SMC Corp.	4,601	2,232,589
Sumitomo Corp.	84,573	1,743,252
Taisei Corp.	13,752	463,425
Tobu Railway Co. Ltd.	15,590	427,856
Tokyu Corp.	40,422	511,335
TOPPAN, Inc.	20,039	484,947
Toshiba Corp.	33,523	1,060,331
TOTO Ltd.	10,738	294,844
Toyota Industries Corp.	11,899	842,364
Toyota Tsusho Corp.	17,231	1,029,750
West Japan Railway Co.	17,779	770,328
Yamato Holdings Co. Ltd.	21,417	402,815
Yaskawa Electric Corp.(a)	19,382	762,118

(Cost $58,587,874)		65,917,011

Information Technology - 13.9%
Advantest Corp.	15,500	1,950,617
Azbil Corp.	9,300	310,650
Brother Industries Ltd.	18,522	314,248
Canon, Inc.	80,797	1,992,506
Disco Corp.	7,400	1,461,995
FUJIFILM Holdings Corp.	30,157	1,785,439
Fujitsu Ltd.	14,288	1,787,780
Hamamatsu Photonics KK	11,388	528,014
Hirose Electric Co. Ltd.	2,566	311,370
Ibiden Co. Ltd.	9,000	543,854
Itochu Techno-Solutions Corp.	7,400	219,973
Keyence Corp.	15,743	6,548,447
Kyocera Corp.	25,908	1,331,592
Lasertec Corp.	6,100	950,668
Murata Manufacturing Co. Ltd.	46,345	2,607,195
NEC Corp.	19,893	1,050,879
Nomura Research Institute Ltd.	31,222	898,066
NTT Data Group Corp.	50,940	686,576
Obic Co. Ltd.	5,667	986,598
Omron Corp.	14,417	697,391
Oracle Corp.	3,272	228,711
Otsuka Corp.	9,060	404,445
Renesas Electronics Corp.*	102,800	1,731,409
Ricoh Co. Ltd.	43,634	356,282
Rohm Co. Ltd.	7,112	594,887
SCSK Corp.	12,800	222,226
Seiko Epson Corp.	23,324	365,903
Shimadzu Corp.	19,036	560,764

SUMCO Corp.	28,000	374,693
TDK Corp.	31,384	1,146,256
TIS, Inc.	17,500	413,399
Tokyo Electron Ltd.	38,142	5,655,958
Trend Micro, Inc.	10,772	458,214
Yokogawa Electric Corp.	19,108	379,349

(Cost $35,285,937)		39,856,354

Materials - 4.6%
Asahi Kasei Corp.	103,284	668,565
JFE Holdings, Inc.	40,019	633,587
JSR Corp.	13,951	390,258
Mitsubishi Chemical Group Corp.	103,496	619,077
Mitsui Chemicals, Inc.	13,981	380,142
Nippon Paint Holdings Co. Ltd.	76,515	592,157
Nippon Sanso Holdings Corp.	14,180	342,768
Nippon Steel Corp.	69,137	1,637,962
Nissan Chemical Corp.	10,302	442,399
Nitto Denko Corp.	11,518	787,605
Oji Holdings Corp.	68,884	282,174
Shin-Etsu Chemical Co. Ltd.	147,155	4,712,156
Sumitomo Chemical Co. Ltd.	112,056	310,687
Sumitomo Metal Mining Co. Ltd.	19,905	618,376
Toray Industries, Inc.	111,742	603,735
Tosoh Corp.	20,900	270,919

(Cost $13,122,838)		13,292,567

Real Estate - 3.0%
Daito Trust Construction Co. Ltd.	4,951	546,670
Daiwa House Industry Co. Ltd.	48,317	1,344,288
Daiwa House REIT Investment Corp. REIT	174	330,312
GLP J REIT	377	355,766
Hulic Co. Ltd.	30,810	276,982
Japan Metropolitan Fund Invest REIT	559	375,753
Japan Real Estate Investment Corp. REIT	102	424,138
Mitsubishi Estate Co. Ltd.	91,124	1,166,490
Mitsui Fudosan Co. Ltd.	72,082	1,581,400
Nippon Building Fund, Inc. REIT	124	524,142
Nippon Prologis REIT, Inc. REIT	183	368,402
Nomura Real Estate Holdings, Inc.	8,628	217,516
Nomura Real Estate Master Fund, Inc. REIT	335	393,955
Sumitomo Realty & Development Co. Ltd.	23,150	593,329

(Cost $9,473,472)		8,499,143

Utilities - 1.1%
Chubu Electric Power Co., Inc.	52,334	699,609
Kansai Electric Power Co., Inc.	57,107	814,048
Osaka Gas Co. Ltd.	29,989	480,253
Tokyo Electric Power Co. Holdings, Inc.*	121,784	535,701
Tokyo Gas Co. Ltd.	31,665	734,958

(Cost $3,127,645)		3,264,569

TOTAL COMMON STOCKS (Cost $266,688,665)		282,733,343

EXCHANGE-TRADED FUNDS - 0.2%
iShares Currency Hedged MSCI Japan ETF	6,314	214,171
iShares MSCI Japan ETF	5,200	320,528

(Cost $473,328)		534,699

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c) (Cost $1,668,000)	1,668,000	1,668,000

CASH EQUIVALENTS - 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(b)	123,354	123,329
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)	4,410,253	4,410,253

TOTAL CASH EQUIVALENTS (Cost $4,533,605)		4,533,582

TOTAL INVESTMENTS - 101.0% (Cost $273,363,598)		$289,469,624
Other assets and liabilities, net - (1.0%)		(2,897,455)

NET ASSETS - 100.0%		$286,572,169

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
3,785,348	—	(2,117,348)(d)	—	—	6,161	—	1,668,000	1,668,000
CASH EQUIVALENTS — 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 5.43%(b)
122,244	1,073	—	—	12	1,638	—	123,354	123,329
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
4,433,180	18,926,846	(18,949,773)	—	—	53,033	—	4,410,253	4,410,253

8,340,772	18,927,919	(21,067,121)	—	12	60,832	—	6,201,607	6,201,582

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $1,519,901, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT:	Real Estate Investment Trust

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
Nikkei 225 Futures	JPY	2	$459,051	$448,263	9/07/2023	$(10,788)
TOPIX Index Futures	JPY	30	4,710,992	4,805,320	9/07/2023	94,328

Total net unrealized appreciation						$83,540

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
RBC Capital Markets	9/5/2023	JPY	17,823,743,500	USD	125,966,769	$3,364,277	$—
RBC Capital Markets	9/5/2023	JPY	12,686,926,300	USD	89,663,045	2,394,690	—
RBC Capital Markets	9/5/2023	JPY	12,466,095,100	USD	88,102,352	2,353,008	—
Goldman Sachs & Co.	9/5/2023	USD	7,272,256	JPY	1,027,809,000	—	(202,364)
Goldman Sachs & Co.	9/5/2023	USD	5,765,175	JPY	822,528,500	—	(107,326)
Goldman Sachs & Co.	9/5/2023	USD	271,191,197	JPY	39,481,370,400	385,555	—
RBC Capital Markets	9/5/2023	USD	5,797,982	JPY	822,528,500	—	(140,133)
RBC Capital Markets	9/5/2023	USD	5,671,787	JPY	822,528,500	—	(13,939)
Goldman Sachs & Co.	10/3/2023	JPY	39,481,370,400	USD	272,412,690	—	(391,657)
Goldman Sachs & Co.	10/3/2023	JPY	1,607,135,000	USD	11,088,714	—	(16,103)

Total unrealized appreciation (depreciation)						$8,497,530	$(871,522)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$282,733,343	$—	$—	$282,733,343
Exchange-Traded Funds	534,699	—	—	534,699
Short-Term Investments(a)	6,201,582	—	—	6,201,582
Derivatives(b)
Forward Foreign Currency Contracts	—	8,497,530	—	8,497,530
Futures Contracts	94,328	—	—	94,328

TOTAL	$289,563,952	$8,497,530	$—	$298,061,482

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(871,522)	$—	$(871,522)
Futures Contracts	(10,788)	—	—	(10,788)

TOTAL	$(10,788)	$(871,522)	$—	$(882,310)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBJP-PH1

R-089711-1 (5/24) DBX005195 (5/24)